Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2018	2017
Ongoing accrued expenses	$256,012	$242,918
Project-related provisions	155,739	227,049
Taxes payable	27,843	34,143
Dividends payable(1)	35,046	31,736
Derivative instruments(2)	20,821	5,685
Other	211,176	126,556

	$706,637	$668,087

(1)	The amounts payable as a result of the July 31, 2018 and the August 2, 2017 dividend declarations. See Note 19 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. See Note 6 to the consolidated financial statements.